Retail Credit Facilitation Service Fees	12 Months Ended
Dec. 31, 2021
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Retail Credit Facilitation Service Fees
6	Retail credit facilitation service fees

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loan facilitation service	9,716,401	7,141,725	5,675,612
Post origination service	29,608,447	32,315,179	30,411,362

Total	39,324,848	39,456,904	36,086,974

The table below sets forth the remaining performance obligations of long-term contracts:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	22,814,799	20,908,676
Expected to be recognized in one to two years	9,054,717	8,131,102
Expected to be recognized in two to three years	1,949,687	1,724,952

	33,819,203	30,764,730